Disposals of subsidiaries	12 Months Ended
Dec. 31, 2023
Disposals of subsidiaries
Disposals of subsidiaries

30Disposals of subsidiaries

(a)	Nanchang Peng’ai Xiuqi Aesthetic Medical Hospital Co., Ltd.

In October 2022, the Group disposed of its entire equity interest in Nanchang Peng’ai Xiuqi Aesthetic Medical Hospital Co., Ltd. to a third party. Details of the net assets of Nanchang Peng’ai Xiuqi Aesthetic Medical Hospital Co., Ltd. disposed of and their financial impacts are summarised as follows:

RMB’000
Net assets disposed of:
Property, plant and equipment	3,480
Deferred tax assets	1,449
Prepayments	306
Inventories	1,165
Trade and other receivables	298
Cash and cash equivalents	—
Trade payables and other payables	(5,005)
Lease liabilities	(7,496)
Non-controlling interests	6,589
Net assets of subsidiary	786
Gain on disposal of subsidiary	2,214
Cash consideration	3,000

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the Nanchang Peng’ai Xiuqi Aesthetic Medical Hospital Co., Ltd. is as follows:

2022
RMB’000
Cash received	1,500
Net cash inflow in respect of disposal of Nanchang Peng’ai Xiuqi Aesthetic Medical Hospital Co., Ltd.	1,500

30Disposals of subsidiaries (Continued)

(b)	Changsha Peng’ai Aesthetic Medical Hospital Co., Ltd.

In October 2022, the Group disposed of its entire equity interest in Changsha Peng’ai Aesthetic Medical Hospital Co., Ltd. to a third party. Details of the net assets of Changsha Peng’ai Aesthetic Medical Hospital Co., Ltd. disposed of and their financial impacts are summarised as follows:

RMB’000
Net assets disposed of:
Property, plant and equipment	15,425
Goodwill	176
Deferred tax assets	3,435
Prepayments	159
Inventories	1,843
Trade and other receivables	1,844
Cash and cash equivalents	52
Trade payables and other payables	(7,461)
Contract liabilities	(51)
Income tax liabilities	(506)
Lease liabilities	(8,304)
Non-controlling interest	11,551
Net assets of subsidiary	18,163
Loss on disposal of subsidiary	(13,543)
Cash consideration	4,620

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the Changsha Peng’ai Xiuqi Aesthetic Medical Hospital Co., Ltd. is as follows:

2022
RMB’000
Cash received	3,150
Cash and cash equivalents disposed of	(52)
Net cash inflow in respect of disposal of Changsha Peng’ai Xiuqi Aesthetic Medical Hospital Co., Ltd.	3,098

30Disposals of subsidiaries (Continued)

(c)	Shenzhen Miaoyan Medical Technology Investment Co., Ltd.

In May 2023, the Group disposed of its entire equity interest in Shenzhen Miaoyan Medical Technology Investment Co., Ltd. to a third party. Details of the net assets of Shenzhen Miaoyan Medical Technology Investment Co., Ltd. disposed of and their financial impacts are summarised as follows:

RMB’000
Net assets disposed of:
Property, plant and equipment	(25)
Intangible assets	6
Deferred tax assets	6
Prepayments	192
Investment in associate	860
Trade and other receivables	20,294
Cash and cash equivalents	26
Trade payables and other payables	(16,558)
Contract liabilities	(13)
Income tax liabilities	209
Reserve	(5)
Net assets of subsidiary	4,992
Loss on disposal of subsidiary	(3,092)
Cash consideration	1,900

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the subsidiary is as follows:

2023
RMB’000
Cash received	1,900
Cash and cash equivalents disposed of	(26)
Net cash inflow in respect of disposal	1,874

(d)	Ningbo Beilun Pengai Aesthetic Medical Clinic Co., Ltd.

In October 2023, the Group disposed of its entire equity interest in Ningbo Beilun Pengai Aesthetic Medical Clinic Co., Ltd. to a third party. Details of the net assets of Ningbo Beilun Pengai Aesthetic Medical Clinic Co., Ltd. disposed of and their financial impacts are summarised as follows:

RMB’000
Net assets disposed of:
Property, plant and equipment	543
Intangible assets	24
Trade and other receivables	508
Cash and cash equivalents	76
Trade payables and other payables	(995)
Net assets of subsidiary	156
Loss on disposal of subsidiary	(156)
Cash consideration	—

30Disposals of subsidiaries (Continued)

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the subsidiary is as follows:

2023
RMB’000
Cash received	—
Cash and cash equivalents disposed of	(76)
Net cash outflow in respect of disposal	(76)

(e)	Stargaze Wealth Limited.

In December 2023, the Group disposed of its entire equity interest in Stargaze Wealth Limited. to a third party. Details of the net assets of Stargaze Wealth Limited. disposed of and their financial impacts are summarised as follows:

RMB’000
Net assets disposed of:
Property, plant and equipment	842
Prepayments	1
Asset held-for-sale	1,083
Trade and other receivables	16,690
Cash and cash equivalents	974
Trade payables and other payables	(18,114)
Exchange reserve	136
Net assets of subsidiary	1,612
Loss on disposal of subsidiary	(1,612)
Cash consideration	—

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the subsidiary is as follows:

2023
RMB’000
Cash received	—
Cash and cash equivalents disposed of	(974)
Net cash outflow in respect of disposal	(974)